Commitments and Contingencies - Narrative (Details) TJ in Millions	Dec. 31, 2025 TJ
Disclosure of Commitments [Line Items]
Total firm natural gas transportation	450
Total firm natural gas transportation on average	160
Sundance And Keephills
Disclosure of Commitments [Line Items]
Total firm natural gas transportation	400
Sheerness (until Dec. 4, 2024)
Disclosure of Commitments [Line Items]
Total firm natural gas transportation	150